DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Foreign Exchange Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 14,902	$ 14,743
Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	4,383	3,274
Foreign exchange contracts | British pounds
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 1,871	$ 1,404
Average Exchange Rate	135.00%	131.00%
Foreign exchange contracts | Canadian dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 679	$ 612
Average Exchange Rate	75.00%	75.00%
Foreign exchange contracts | Australian dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 642	$ 609
Average Exchange Rate	73.00%	69.00%
Foreign exchange contracts | European Union euros
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 367	$ 239
Average Exchange Rate	121.00%	121.00%
Foreign exchange contracts | Indian rupees
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 216	$ 308
Average Exchange Rate	1.30%	1.30%
Foreign exchange contracts | COP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 27	$ 28
Average Exchange Rate	0.02%	0.03%
Foreign exchange contracts | Peruvian soles
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 9	$ 12
Average Exchange Rate	26.00%	28.00%
Foreign exchange contracts | Chilean pesos
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 0	$ 34
Average Exchange Rate	0.00%	0.13%
Foreign exchange contracts | Other
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 572	$ 28
Average Exchange Rate	0.00%	0.00%